Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 30, 2013 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

Effective November 1, 2013, the methodology of each of the following underlying indexes will change: (i) NASDAQ US Broad Dividend Achievers Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (ii) NASDAQ US Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iii) NASDAQ International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio.

In addition, effective November 8, 2013, the methodology of the NASDAQ US BuyBack AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio will change. Each of the foregoing underlying indexes is referred to as an "Underlying Index."

On those respective dates, the Prospectus is revised as follows:

•	On page 3, the third sentence in the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

To qualify for the universe of "BuyBack AchieversTM," an issuer must have effected a net reduction in shares outstanding of 5% or more in the past 12 months.

•	On page 12, the fourth and fifth sentences in the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Principal Investment Strategies" are deleted and replaced with the following:

To qualify for inclusion in the Underlying Index, an issuer must have increased its annual regular cash dividend payments for each of its last ten or more calendar or fiscal years, and must have a minimum market capitalization of $1 billion. The Underlying Index contains common stocks.

PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 30, 2013 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

Effective November 1, 2013, the methodology of each of the following underlying indexes will change: (i) NASDAQ US Broad Dividend Achievers Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (ii) NASDAQ US Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iii) NASDAQ International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio.

In addition, effective November 8, 2013, the methodology of the NASDAQ US BuyBack AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio will change. Each of the foregoing underlying indexes is referred to as an "Underlying Index."

On those respective dates, the Prospectus is revised as follows:

•	On page 3, the third sentence in the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

To qualify for the universe of "BuyBack AchieversTM," an issuer must have effected a net reduction in shares outstanding of 5% or more in the past 12 months.

PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 30, 2013 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

Effective November 1, 2013, the methodology of each of the following underlying indexes will change: (i) NASDAQ US Broad Dividend Achievers Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (ii) NASDAQ US Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iii) NASDAQ International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio.

In addition, effective November 8, 2013, the methodology of the NASDAQ US BuyBack AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio will change. Each of the foregoing underlying indexes is referred to as an "Underlying Index."

On those respective dates, the Prospectus is revised as follows:

•	On page 12, the fourth and fifth sentences in the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Principal Investment Strategies" are deleted and replaced with the following:

To qualify for inclusion in the Underlying Index, an issuer must have increased its annual regular cash dividend payments for each of its last ten or more calendar or fiscal years, and must have a minimum market capitalization of $1 billion. The Underlying Index contains common stocks.